CONTINGENT FORWARD CONTRACTS (Details)		1 Months Ended							2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 23, 2021 shares	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Sep. 30, 2018 USD ($)	Apr. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Nov. 30, 2020 USD ($)
Derivative [Line Items]
Reclassification from contingent forward contracts liability										$ 12,382,000	$ 3,203,000	$ 454,546,000	$ 8,719,000	$ 118,382,000	$ 15,053,000
Contingent forward contract liability										$ 12,400,000		12,400,000			30,844,000
Issuance of Class B common stock (in shares) | shares	1,193,226,511
Series D contingent forward contract liability
Derivative [Line Items]
Proceeds from issuance of convertible preferred shares						$ 200,000,000.0
Number of shares issued | shares						31,201,245
Fair value of contingent forward contract liability						$ 21,400,000	$ 36,400,000				21,400,000		21,400,000
Reclassification from contingent forward contracts liability							18,200,000
Contingent forward contract liability						0					0		0
Loss related to fair value remeasurements											$ 3,200,000			8,700,000
Series E contingent forward contract liability
Derivative [Line Items]
Fair value of contingent forward contract liability					$ 110,500,000									110,500,000
Loss related to fair value remeasurements														109,700,000
Series D convertible preferred shares
Derivative [Line Items]
Proceeds from issuance of convertible preferred shares						$ 200,000,000.0	$ 200,000,000.0					3,000,000	$ 400,000,000	$ 400,000,000	$ 600,000,000
Number of shares issued | shares						31,201,256	31,201,245				31,201,256		62,402,501	62,402,501	141,746,324
Contingent forward contract liability						$ 39,600,000					$ 39,600,000		$ 39,600,000
Loss related to fair value remeasurements													$ 8,700,000
Series E convertible preferred shares
Derivative [Line Items]
Proceeds from issuance of convertible preferred shares					400,000,000.0							$ 600,000,000		$ 899,725,000
Number of shares issued | shares										25,306,130		75,918,392		113,877,589
Carrying amount per share | $ / shares		$ 7.90							$ 7.90
Fair value of contingent forward contract liability		$ 0							$ 0
Contingent forward contract liability					$ 110,500,000									$ 110,500,000		$ 800,000
Issuance of Class B common stock (in shares) | shares		25,306,130
Series E convertible preferred shares | Expected exchange ratio
Derivative [Line Items]
Convertible preferred shares, measurement input		23.78							23.78
Series E convertible preferred shares | Discount for lack of marketability
Derivative [Line Items]
Convertible preferred shares, measurement input		5							5
Series E convertible preferred shares | CEO
Derivative [Line Items]
Issuance of Class B common stock (in shares) | shares		202,449
Third closing | Series E convertible preferred shares
Derivative [Line Items]
Proceeds from issuance of convertible preferred shares				$ 400,000,000.0
Number of shares issued | shares				50,612,262
Carrying amount per share | $ / shares				$ 7.90
Contingent forward contract liability		$ 1,400,000,000							$ 1,400,000,000
Fourth closing
Derivative [Line Items]
Fair value of contingent forward contract liability		1,200,000,000							1,200,000,000
Contingent forward contract liability										$ 0		$ 0
Loss related to fair value remeasurements												$ 454,500,000
Fourth closing | Series E convertible preferred shares
Derivative [Line Items]
Proceeds from issuance of convertible preferred shares		$ 92,900,000	$ 107,100,000	$ 71,000,000.0					$ 200,000,000.0
Number of shares issued | shares		25,306,130		8,977,769
Carrying amount per share | $ / shares		$ 7.90		$ 7.90					$ 7.90
Contingent forward contract liability		$ 722,400,000							$ 722,400,000
Fourth closing | Series E convertible preferred shares | Management
Derivative [Line Items]
Issuance of Class B common stock (in shares) | shares		1,147,577
Fourth closing | Series E convertible preferred shares | Director
Derivative [Line Items]
Issuance of Class B common stock (in shares) | shares		627,347
Fourth closing | Series E convertible preferred shares | CEO
Derivative [Line Items]
Issuance of Class B common stock (in shares) | shares		202,449
Convertible notes
Derivative [Line Items]
Debt discount								$ 18,600,000
Convertible notes | Series D convertible preferred shares
Derivative [Line Items]
Debt discount								$ 18,600,000